UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    Director
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                     August 09, 2007
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 85
                                              -----------------------

Form 13F Information Table Value Total:      $     339,844,500
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

FORM 13F INFORMATION TABLE:

------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TYPE OF                                   SHR OR     SH/PUT    INVSTMNT      OTHER        VOTING AUTHORITY
ISSUER                  CLASS           CUSIP          VALUE      PRN AMT   PRN/CALL   DSCRTN        MGRS       SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Acceptance Insurance
  Companies Inc.        COM             004308102   $       872    229,400  SH          Sole         N/A        Sole
Advanced Marketing
  Services Inc.         COM             00753T105   $       274     78,300  SH          Sole         N/A        Sole
Air France-American
  Depository Shares     SPONSORED ADR   009119108   $ 4,878,124    105,200  SH          Sole         N/A        Sole
Allied Defense Group,
  Inc.                  COM             019118108   $ 2,931,820    381,251  SH          Sole         N/A        Sole
American Pacific Corp.  COM             028740108   $10,922,916    714,383  SH          Sole         N/A        Sole
Amerigo resources       COM             03074G109   $ 1,161,450    445,000  SH          Sole         N/A        Sole
Archon Corporation      COM             03957P101   $   656,500     13,000  SH          Sole         N/A        Sole
Audiovox Corporation
  Class A               CL A            050757103   $15,788,303  1,217,294  SH          Sole         N/A        Sole
Bassett Furniture
  Industry              COM             070203104   $ 9,636,723    705,987  SH          Sole         N/A        Sole
BKF Capital Group       COM             05548G102   $ 1,047,204    453,335  SH          Sole         N/A        Sole
Bofi Holdings Inc.      COM             05566U108   $ 1,360,838    187,961  SH          Sole         N/A        Sole
Bowl America Inc. -
  Class A               CL A            102565108   $   443,130     25,990  SH          Sole         N/A        Sole
California First
  National Bank Corp.   COM             130222102   $ 8,318,970    570,183  SH          Sole         N/A        Sole
Callon Petroleum Co.    COM             13123X102   $ 8,978,438    633,623  SH          Sole         N/A        Sole
Canfor Corporation      COM             137576104   $ 9,773,245    773,200  SH          Sole         N/A        Sole
Canfor Pulp Income      COM             137582102   $ 1,149,767     79,349  SH          Sole         N/A        Sole
CF Industries Holdings,
  Inc.                  COM             125269100   $ 3,832,960     64,000  SH          Sole         N/A        Sole
ChipMOS Technology
  Bermuda Ltd.          COM             G2110R106   $ 2,079,348    289,200  SH          Sole         N/A        Sole
Coachmen Industry Inc.  COM             189873102   $ 1,946,490    201,500  SH          Sole         N/A        Sole
Commerce Energy Group   COM             20061Q106   $   172,000     86,000  SH          Sole         N/A        Sole
Comstock Homebuilding
  Class A               CL A            205684103   $ 3,507,835  1,261,811  SH          Sole         N/A        Sole
Consolidated Tomoka     COM             210226106   $   408,811      5,900  SH          Sole         N/A        Sole
Covenant Transport Inc.
  Cl. A.                CL A            22284P105   $ 2,281,505    200,132  SH          Sole         N/A        Sole
Delta Apparel Inc.      COM             247368103   $ 6,321,645    348,300  SH          Sole         N/A        Sole
Delta Woodside
  Industries            COM             247909203   $     1,743    435,710  SH          Sole         N/A        Sole
Dillards Inc. Class A.  CL A            254067101   $ 5,491,541    152,840  SH          Sole         N/A        Sole
Dominion Homes, Inc.    COM             257386102   $ 4,533,405    977,048  SH          Sole         N/A        Sole
Duckwall-ALCO           COM             264142100   $ 6,089,418    162,993  SH          Sole         N/A        Sole
Enesco Group            COM             292973104   $    11,724    586,200  SH          Sole         N/A        Sole
Exide Technologies      COM NEW         302051206   $ 4,643,639    499,316  SH          Sole         N/A        Sole
Exxon Mobil Corp.       COM             30231G102   $   553,608      6,600  SH          Sole         N/A        Sole
Frontier Airlines
  Holdings, Inc.        COM             359059102   $ 1,335,040    238,400  SH          Sole         N/A        Sole
General Electric
  Company               COM             369604103   $   243,078      6,350  SH          Sole         N/A        Sole
Handleman Company       COM             410252100   $ 8,811,712  1,414,400  SH          Sole         N/A        Sole
Head N.V.               NY REGISTRY SH  422070102   $ 8,041,349  1,966,100  SH          Sole         N/A        Sole
Huttig Building
  Products              COM             448451104   $   457,985     60,500  SH          Sole         N/A        Sole
IDT Corporation (IDT.C) COM             448947101   $   166,498     16,600  SH          Sole         N/A        Sole
IDT Corporation
  Class B. (IDT)        COM             448947309   $ 1,000,008     96,900  SH          Sole         N/A        Sole
Integrated Telecom
  Express Inc.          COM             45817u994   $     3,083    308,300  SH          Sole         N/A        Sole
International
  Shipholding
  Corporation           COM NEW         460321201   $ 3,574,790    177,497  SH          Sole         N/A        Sole
J. Alexanders Corp.     COM             466096104   $ 1,927,340    132,920  SH          Sole         N/A        Sole
John B. Sanfilippo &
  Son Inc.              COM             800422107   $ 3,633,234    330,294  SH          Sole         N/A        Sole
Leader Energy Services  COM             52168A106   $   325,850    465,500  SH          Sole         N/A        Sole
Lodgian Inc.            COM PAR .01     54021P502   $ 2,379,249    158,300  SH          Sole         N/A        Sole
LQ Corporation          COM             50213T104   $    50,307     52,955  SH          Sole         N/A        Sole
M/I Homes Inc.          COM             55305B101   $ 3,835,720    144,200  SH          Sole         N/A        Sole
MAIR Holdings Inc.      COM             560635104   $ 8,615,086  1,305,316  SH          Sole         N/A        Sole
Markel Corporation      COM             570535104   $   247,126        510  SH          Sole         N/A        Sole
Medallion Financial
  Corp.                 COM             583928106   $ 2,959,156    250,140  SH          Sole         N/A        Sole
Meridian Resources      COM             58977Q109   $ 5,804,715  1,922,091  SH          Sole         N/A        Sole
Meritage Homes Corp.    COM             59001A102   $ 3,779,775    141,300  SH          Sole         N/A        Sole
Mesa Air Group          COM             590479101   $ 9,122,692  1,380,135  SH          Sole         N/A        Sole
MI Developments Inc.    CL A SUB VTG    55304X104   $ 5,015,820    137,646  SH          Sole         N/A        Sole
MIIX Group, Inc.        COM             59862V104          $ 67     33,450  SH          Sole         N/A        Sole
Mod-Pac Corp.           COM             607495108   $ 1,844,071    180,616  SH          Sole         N/A        Sole
Nathan Famous           COM             632347100   $ 2,293,168    132,400  SH          Sole         N/A        Sole
National Presto Inds.,
  Inc.                  COM             637215104   $   963,153     15,450  SH          Sole         N/A        Sole
National RV Holdings    COM             637277104   $ 1,279,975    876,695  SH          Sole         N/A        Sole
Northern Orion
  Resources Inc.        SPONSORED ADR   665575106   $   161,596     28,400  SH          Sole         N/A        Sole
Novartis ADR            COM             66987V109   $   218,673      3,900  SH          Sole         N/A        Sole
OCA, Inc.               COM             67083Q101   $        --    648,400  SH          Sole         N/A        Sole
Peak International Ltd. COM             G69586108   $ 3,051,496  1,078,267  SH          Sole         N/A        Sole
Pep Boys - MM&J         COM             713278109   $   427,392     21,200  SH          Sole         N/A        Sole
PMA Capital Corp. Cl. A CL A            693419202   $26,445,895  2,473,891  SH          Sole         N/A        Sole
Pope & Talbot Inc.      COM             732827100   $ 4,294,548  1,081,750  SH          Sole         N/A        Sole
PXRE Group Ltd.         COM             G73018106   $ 3,872,024    834,488  SH          Sole         N/A        Sole
Quaker Fabric Corp.     COM             747399103   $ 2,290,350  2,009,079  SH          Sole         N/A        Sole
Quanta Capital
  Holdings Ltd.         SHS             G7313F106   $ 7,748,359  3,228,483  SH          Sole         N/A        Sole
Quipp, Inc.             COM             748802105   $   679,350     97,050  SH          Sole         N/A        Sole
Ryerson Inc.            COM             78375P107   $10,127,850    269,000  SH          Sole         N/A        Sole
SCPIE Holdings          COM             78402P104   $10,433,150    417,326  SH          Sole         N/A        Sole
Sea Containers LTD-CL A CL A            811371707   $ 2,441,806  2,105,005  SH          Sole         N/A        Sole
SLM Corporation         COM             78442p106   $   328,206      5,700  SH          Sole         N/A        Sole
Spansion Inc. Cl. A.    CL A            84649R101   $15,891,870  1,431,700  SH          Sole         N/A        Sole
Specialty Underwriters'
  Alliance              COM             84751T309   $ 4,251,011    536,067  SH          Sole         N/A        Sole
Superior Industries
  International Inc.    COM             868168105   $17,537,581    805,955  SH          Sole         N/A        Sole
Sypris Solutions Inc.   COM             871655106   $   280,764     35,008  SH          Sole         N/A        Sole
Tandy Brands
  Accessories Inc.      COM             875378101   $ 3,770,897    296,921  SH          Sole         N/A        Sole
Technology Solutions    COM NEW         87872T207   $   291,941     44,914  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class A     CL A            878895200   $17,825,132  1,134,636  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class B     CL B            878895101   $ 7,324,137    492,876  SH          Sole         N/A        Sole
Terra Industries Inc.   COM             880915103   $   538,904     21,200  SH          Sole         N/A        Sole
Unifi Inc.              COM             904677101   $ 2,048,054    781,700  SH          Sole         N/A        Sole
Vestin Realty Mortgage
  I Inc.                COM             925490104   $    98,560     17,509  SH          Sole         N/A        Sole
WCI Communities Inc.    COM             92923C104   $   830,664     49,800  SH          Sole         N/A        Sole